TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

6.      TRADE AND OTHER RECEIVABLES

	December 31,	December 31,
	2020	2019
Current
Trade receivables	$2,011	$4,605
Value-added tax receivable	3,839	4,894
PIS / COFINS - Brazil (a)	8,732	10,889
Judicial deposits - Brazil	302	389
Other	760	979
	15,644	21,756
Non-Current
PIS / COFINS - Brazil (a)	9,058	8,988
Income taxes recoverable - Brazil	2,764	1,152
Other	14	15
	$11,836	$10,155

(a)    PIS/COFINS

The PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) are Brazilian federal taxes that apply to all companies in the private sector. PIS is a mandatory employer contribution to an employee savings initiative, and COFINS is a contribution to finance the social security system.  Companies are required to calculate and remit PIS and COFINS based on monthly gross revenues.  The Company’s Brazilian gold sales are zero-rated for PIS/COFINS purposes; however, the current legislation allows for input tax credits to offset the amounts due by applying rates of 1.65% for PIS and 7.65% for COFINS, respectively, to some of the purchases in Brazil.  As such, the Company has PIS/COFINS credits recorded as receivables.

The Company continues to pursue the refund of its PIS/COFINS receivables.  To the extent the Company is unable to receive refunds for all of its PIS/COFINS assets, the Company expects that PIS/COFINS assets will be recovered through the Company generating future Brazilian federal tax liabilities, which can be offset against the Company’s PIS/COFINS assets if the Company elects to do so.